Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 27, 2024	Oct. 29, 2023	Oct. 30, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following disclosure sets forth information concerning the compensation for our principal executive officer (“PEO”) and the average compensation for our other NEOs
(“Non-PEO
NEOs”), as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” for such individuals, and certain financial performance measures, for our four most recently completed fiscal years. This disclosure has been prepared in accordance with Item 402(v) of the Exchange Act.
Pay versus Performance Table

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid to PEO (1)(2)(3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (1) (d)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(4) (e)	Total Shareholder Return (5) (f)	Peer Group Total Shareholder Return (5) (g)	GAAP Net Income (millions) (h)	Non-GAAP EPS (6) (i)

2024	$27,799,212	$ 86,080,922	$7,002,497	$15,828,801	$316.48	$232.14	$7,177	$8.65

2023	$26,854,544	$ 71,918,135	$6,475,471	$12,376,799	$221.11	$142.27	$6,856	$8.05

2022	$20,399,972	($ 22,058,266)	$5,953,570	$ 1,634,909	$149.67	$105.92	$6,525	$7.70

2021	$35,265,559	$144,856,918	$6,675,150	$14,982,610	$226.06	$148.13	$5,888	$6.84

(1)
Mr. Dickerson was our PEO for each year presented. The
Non-PEO
NEOs were: (i) for fiscal 2024 and 2023, Drs. Raja and Nalamasu and Messrs. Hill and Deane, (ii) for fiscal 2022, Drs. Raja and Nalamasu, Messrs. Hill and Deane, Robert J. Halliday, and Ali Salehpour, and (iii) for fiscal 2021, Drs. Raja and Nalamasu, Messrs. Halliday and Salehpour, and Daniel J. Durn.

(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with SEC rules. The dollar amounts do not reflect the amounts of compensation actually earned, realized or received by our NEOs during the applicable fiscal year. In accordance with SEC rules, certain adjustments were made to the Summary Compensation Table total compensation to determine the amount of “compensation actually paid,” as shown in notes 3 and 4 to this table.

(3)	The following table shows the amounts deducted from and added to the Summary Compensation Table (“SCT”) total compensation to calculate “compensation actually paid” for Mr. Dickerson.

Fiscal Year	SCT Total ($)	Subtract: Amounts Reported as Stock Awards in SCT ($)	Add: Year-End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Add: Fair Value As of the Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End ($)	Add: Change As of the Vesting Date (From End of Prior Fiscal Year) in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Subtract: Fair Value as of Prior Year-End of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the Year ($)	Add: Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value ($)	Compensation Actually Paid ($)

2024	27,799,212	24,861,142	38,274,775	—	36,063,347	8,804,730	—	—	86,080,922

2023	26,854,544	23,951,048	34,382,124	—	29,015,408	5,617,107	—	—	71,918,135

2022	20,399,972	17,783,334	11,152,105	—	(40,108,077)	4,281,068	—	—	(22,058,266)

2021	35,265,559	31,710,469	67,242,440	—	67,802,579	6,256,810	—	—	144,856,918

(4)	The following table shows the amounts deducted from and added to the average SCT total compensation to calculate the average “compensation actually paid” for our Non-PEO NEOs.

Fiscal Year	SCT Total ($)	Subtract: Amounts Reported as Stock Awards in SCT ($)	Add: Year-End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Add: Fair Value As of the Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End ($)	Add: Change As of the Vesting Date (From End of Prior Fiscal Year) in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Subtract: Fair Value as of Prior Year-End of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the Year ($)	Add: Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value ($)	Compensation Actually Paid ($)
2024	7,002,497	5,213,113	7,590,982	—	4,862,165	1,586,270	—	—	15,828,801
2023	6,475,471	4,825,611	6,605,428	—	3,400,246	721,266	—	—	12,376,799
2022	5,953,570	4,139,424	2,811,599	—	(3,525,315)	534,479	—	—	1,634,909
2021	6,675,150	5,370,836	6,775,456	—	7,971,327	1,370,968	2,439,455	—	14,982,610

(5)
Total Shareholder Return for the Company and the Peer Group is based on an initial fixed investment of $100 beginning with the market close on October 23, 2020, the last trading day before fiscal 2021, and is calculated in accordance with SEC rules. The Peer Group TSR set forth in this table reflects the TSR for the PHLX Semiconductor Index, which we also use in the performance graph required by Item 201(e) of Regulation
S-K
under the Exchange Act, and included in our Annual Report on Form
10-K
for the fiscal year ended October 27, 2024.

(6)
Non-GAAP
Earnings Per Share is the financial measure that was determined to be the most important financial performance measure linking “compensation actually paid” for our NEOs to company performance for fiscal 2024 and therefore was selected as the fiscal 2024 “Company-Selected Measure” as defined in Item 402(v) of Regulation
S-K
under the Exchange Act. See Appendix A for a reconciliation of non-GAAP
EPS.

Company Selected Measure Name	Earnings Per Share
Named Executive Officers, Footnote	Mr. Dickerson was our PEO for each year presented. The
Non-PEO
	NEOs were: (i) for fiscal 2024 and 2023, Drs. Raja and Nalamasu and Messrs. Hill and Deane, (ii) for fiscal 2022, Drs. Raja and Nalamasu, Messrs. Hill and Deane, Robert J. Halliday, and Ali Salehpour, and (iii) for fiscal 2021, Drs. Raja and Nalamasu, Messrs. Halliday and Salehpour, and Daniel J. Durn.
Peer Group Issuers, Footnote	Total Shareholder Return for the Company and the Peer Group is based on an initial fixed investment of $100 beginning with the market close on October 23, 2020, the last trading day before fiscal 2021, and is calculated in accordance with SEC rules. The Peer Group TSR set forth in this table reflects the TSR for the PHLX Semiconductor Index, which we also use in the performance graph required by Item 201(e) of Regulation
S-K
under the Exchange Act, and included in our Annual Report on Form
10-K
	for the fiscal year ended October 27, 2024.
PEO Total Compensation Amount	$ 27,799,212	$ 26,854,544	$ 20,399,972	$ 35,265,559
PEO Actually Paid Compensation Amount	$ 86,080,922	71,918,135	(22,058,266)	144,856,918
Adjustment To PEO Compensation, Footnote
(3)	The following table shows the amounts deducted from and added to the Summary Compensation Table (“SCT”) total compensation to calculate “compensation actually paid” for Mr. Dickerson.

Fiscal Year	SCT Total ($)	Subtract: Amounts Reported as Stock Awards in SCT ($)	Add: Year-End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Add: Fair Value As of the Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End ($)	Add: Change As of the Vesting Date (From End of Prior Fiscal Year) in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Subtract: Fair Value as of Prior Year-End of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the Year ($)	Add: Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value ($)	Compensation Actually Paid ($)

2024	27,799,212	24,861,142	38,274,775	—	36,063,347	8,804,730	—	—	86,080,922

2023	26,854,544	23,951,048	34,382,124	—	29,015,408	5,617,107	—	—	71,918,135

2022	20,399,972	17,783,334	11,152,105	—	(40,108,077)	4,281,068	—	—	(22,058,266)

2021	35,265,559	31,710,469	67,242,440	—	67,802,579	6,256,810	—	—	144,856,918

Non-PEO NEO Average Total Compensation Amount	$ 7,002,497	6,475,471	5,953,570	6,675,150
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,828,801	12,376,799	1,634,909	14,982,610
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The following table shows the amounts deducted from and added to the average SCT total compensation to calculate the average “compensation actually paid” for our Non-PEO NEOs.

Fiscal Year	SCT Total ($)	Subtract: Amounts Reported as Stock Awards in SCT ($)	Add: Year-End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Add: Fair Value As of the Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End ($)	Add: Change As of the Vesting Date (From End of Prior Fiscal Year) in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Subtract: Fair Value as of Prior Year-End of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the Year ($)	Add: Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value ($)	Compensation Actually Paid ($)
2024	7,002,497	5,213,113	7,590,982	—	4,862,165	1,586,270	—	—	15,828,801
2023	6,475,471	4,825,611	6,605,428	—	3,400,246	721,266	—	—	12,376,799
2022	5,953,570	4,139,424	2,811,599	—	(3,525,315)	534,479	—	—	1,634,909
2021	6,675,150	5,370,836	6,775,456	—	7,971,327	1,370,968	2,439,455	—	14,982,610

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The following table lists the financial performance measures that, in the Company’s assessment, represent the most important financial performance measures used to link “compensation actually paid” for the Company’s NEOs to Company performance for fiscal 2024.

»	Non-GAAP EPS

»	Non-GAAP Operating Margin

»	Non-GAAP Gross Margin

»	Relative TSR

Total Shareholder Return Amount	$ 316.48	221.11	149.67	226.06
Peer Group Total Shareholder Return Amount	232.14	142.27	105.92	148.13
Net Income (Loss)	$ 7,177,000,000	$ 6,856,000,000	$ 6,525,000,000	$ 5,888,000,000
Company Selected Measure Amount	8.65	8.05	7.7	6.84
PEO Name	Mr. Dickerson
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP EPS
Non-GAAP Measure Description
Non-GAAP
Earnings Per Share is the financial measure that was determined to be the most important financial performance measure linking “compensation actually paid” for our NEOs to company performance for fiscal 2024 and therefore was selected as the fiscal 2024 “Company-Selected Measure” as defined in Item 402(v) of Regulation
S-K
under the Exchange Act. See Appendix A for a reconciliation of non-GAAP
	EPS.
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (24,861,142)	$ (23,951,048)	$ (17,783,334)	$ (31,710,469)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,274,775	34,382,124	11,152,105	67,242,440
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,063,347	29,015,408	(40,108,077)	67,802,579
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,804,730	5,617,107	4,281,068	6,256,810
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,213,113)	(4,825,611)	(4,139,424)	(5,370,836)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,590,982	6,605,428	2,811,599	6,775,456
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,862,165	3,400,246	(3,525,315)	7,971,327
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,586,270	721,266	534,479	1,370,968
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(2,439,455)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0